Disposal of Lianwai Kindergarten - Additional Information (Detail) - Lianwai Kindergarten [Member]	Nov. 28, 2018 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal percentage, non discontinued operation	100.00%
Consideration	¥ 10,136,000